Intangible Assets and Goodwill - Summary of the Goodwill Breakdown by CGU (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 11,080	€ 13,385
ARES [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	4,424	4,424
Coil [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	3,199	3,101
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill		2,403
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Carrying amount of goodwill	€ 3,457	€ 3,457